Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Purchase of retail goods, sale of seed under production contracts and livestock transactions
Key management personnel - PGW		$ 2,809	$ 4,280	$ 3,762
Related parties		13,867	19,299	22,742
Sales to related parties		14,387	20,356	19,676
Collection of amounts due from:
Proceeds of loan from shareholder		0	4,148	4,201
Repayment of loan from shareholder		0	4,201	2,446
Finance cost to shareholder	[1]	1,038	471	114
Repayment of finance cost to shareholder		348	0	0
Proceeds of loan from related party	[2]	0	10,000	0
Proceeds from repayment of loan by related party		2,450	0	0
Payment of loan interest to related party	[2]	1,050	785	0
Interest on loan from related party	[2]	$ 1,050	$ 961	$ 0

[1]	Loan from shareholder is unsecured loan from Brothers Capital Limited and bears interest at 12% per annum and matures in April 2019.
[2]	Loan from the related party is guaranteed by a subsidiary and bears interest rates at 10.5% per annum and matures in July 2019.